CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Time charter and voyage revenues	$ 1,210,528	$ 713,175	$ 226,771
Time charter and voyage expenses	(122,630)	(36,142)	(11,028)
Direct vessel expenses	(56,754)	(29,259)	(10,337)
Vessel operating expenses (entirely through related parties transactions)	(312,022)	(191,449)	(93,732)
General and administrative expenses	(67,180)	(41,461)	(24,012)
Depreciation and amortization of intangible assets	(201,820)	(112,817)	(56,050)
Amortization of unfavorable lease terms	74,963	108,538	0
Gain on sale of vessels, net	149,352	33,625	0
Vessels impairment loss	0	0	(71,577)
Interest expense and finance cost, net	(83,091)	(42,762)	(24,159)
Interest income	856	859	639
Impairment of receivable in affiliated company	0	0	(6,900)
Other income	1,065	289	5,055
Other expense	(14,020)	(9,738)	(4,344)
Equity in net earnings of affiliated companies	0	80,839	1,133
Transaction costs	0	(10,439)	0
Bargain gain	0	48,015	0
Net income/ (loss)	579,247	511,273	(68,541)
Net loss attributable to the noncontrolling interest	0	4,913	0
Net income/(loss) attributable to Navios Partners’ unitholders	579,247	516,186	(68,541)
Net income/ (loss) attributable to Navios Partners’ unitholders
Common Unitholders	567,662	505,862	(67,173)
General Partner	$ 11,585	$ 10,324	$ (1,368)
Earnings/ (losses) attributable to Navios Partners’ unitholders per unit (see Note 20):
Earnings/ (losses) attributable to Navios Partners’ unitholders per common unit, basic	$ 18.82	$ 22.36	$ (6.13)
Earnings/ (losses) attributable to Navios Partners’ unitholders per common unit, diluted	$ 18.82	$ 22.32	$ (6.13)